Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues by Products/Services - USD ($)	3 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Jun. 30, 2024		Jun. 30, 2023
Schedule of Disaggregated Information of Revenues by Products/Services (Unaudited) [Line Items]
Total revenues	$ 207,371		$ 13,463,895		$ 22,066,829		$ 69,408,319
Gift card or “E-voucher” revenue [Member]
Schedule of Disaggregated Information of Revenues by Products/Services (Unaudited) [Line Items]
Total revenues	23,187	[1]	12,838,726	[1]	20,042,191	[2]	68,050,624	[2]
Health care products, computer products, and food and beverage products revenue [Member]
Schedule of Disaggregated Information of Revenues by Products/Services (Unaudited) [Line Items]
Total revenues	51,764	[1]	304,331	[1]	1,289,846	[2]	324,209	[2]
Loyalty program revenue [Member]
Schedule of Disaggregated Information of Revenues by Products/Services (Unaudited) [Line Items]
Total revenues	6,794	[1]	72,113	[1]	123,825	[2]	524,854	[2]
Transaction revenue [Member]
Schedule of Disaggregated Information of Revenues by Products/Services (Unaudited) [Line Items]
Total revenues	43,080	[1]	20,208	[1]	61,241	[2]	75,274	[2]
Member subscription revenue [Member]
Schedule of Disaggregated Information of Revenues by Products/Services (Unaudited) [Line Items]
Total revenues	82,546	[3]	173,219	[3]	375,949	[4]	383,538	[4]
Sublicense revenue [Member]
Schedule of Disaggregated Information of Revenues by Products/Services (Unaudited) [Line Items]
Total revenues		[3]	$ 55,298	[3]	$ 173,777	[4]	$ 49,820	[4]

[1]	Revenue recognized at a point in time.
[2]	Revenue recognized at a point in time.
[3]	Revenue recognized over time.
[4]	Revenue recognized over time.